MONY LIFE INSURANCE COMPANY OF AMERICA
1290 Avenue of the Americas
New York NY 10104

Dodie Kent
Vice President and
Associate General Counsel
212-314-3970
Fax: 212-707-1791

March 7, 2013

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MONY America Variable Account L (the “Registrant”) Registration Nos. 333-104162 and 811-04234; 333-06071 and 811-04234; 333-72596 and 811-04234; 333-72578 and 811-04234; 333-56969 and 811-04234; 333-64417 and 811-04234; 033-82570 and 811-04234; 002-95990 and 811-04234; and 333-134304 and 811-04234 (MONY Variable Universal Life - 2003; Corporate Sponsored Variable Universal Life; MONY Variable Universal Life - 2002; MONY Survivorship Variable Universal Life; MONY Custom Equity Master; MONY Custom Estate Master; The MONYEquity Master; The Strategist; Incentive Life Legacy and Incentive Life Legacy II, respectively.)

Commissioners:

MONY Life Insurance Company of America (“MONY America”), on behalf of the Registrant, has sent to contract owners semi-annual reports for the period ended December 31, 2012 for the following mutual funds in which the Registrant invests:

•	AIM VARIABLE INSURANCE FUNDS – Underlying Funds:

•	Invesco V.I. Diversified Dividend

•	Invesco V.I. Global Health Care

•	Invesco V.I. Technology

•	Invesco V.I. Global Core Equity

•	AIM VARIABLE INSURANCE FUNDS – Series II Underlying Funds:

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. Global Real Estate

•	Invesco V.I. International Growth

•	Invesco V.I. Small Cap Equity

•	AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. – Class II Underlying Funds

•	American Century VP Mid Cap Value

•	AXA PREMIER VIP TRUST – Underlying Funds:

•	AXA Aggressive Allocation

•	AXA Conservative Allocation

•	AXA Conservative-Plus Allocation

•	AXA Moderate Allocation

•	AXA Moderate-Plus Allocation

•	Multimanager Aggressive Equity

•	Multimanager Core Bond

•	Multimanager International Equity

•	Multimanager Large Cap Core Equity

•	Multimanager Large Cap Value

•	Multimanager Mid Cap Growth

•	Multimanager Mid Cap Value

•	Multimanager Multi-Sector Bond

•	Multimanager Small Cap Growth

•	Multimanager Small Cap Value

•	Multimanager Technology

•	DREYFUS INVESTMENT PORTFOLIOS – Underlying Funds:

•	Dreyfus Stock Index Fund, Inc.

•	EQ ADVISORS TRUST – Underlying Funds:

•	All Asset Growth-Alt 20 Portfolio

•	AXA Balanced Strategy

•	AXA Conservative Strategy

•	AXA Conservative Growth Strategy

•	AXA Growth Strategy

•	AXA Moderate Growth Strategy

•	AXA Tactical Manager 400

•	AXA Tactical Manager 500

•	AXA Tactical Manager 2000

•	AXA Tactical Manager International

•	EQ/AllianceBernstein Small Cap Growth

•	EQ/BlackRock Basic Value Equity

•	EQ/Boston Advisors Equity Income

•	EQ/Calvert Socially Responsible

•	EQ/Capital Guardian Research

•	EQ/Common Stock Index

•	EQ/Core Bond Index

•	EQ/Equity 500

•	EQ/Equity Growth PLUS

•	EQ/GAMCO Mergers and Acquisitions

•	EQ/GAMCO Small Company Value

•	EQ/Global Bond PLUS

•	EQ/Global Multi-Sector Equity

•	EQ/Intermediate Government Bond

•	EQ/International Core PLUS

•	EQ/International Equity Index

•	EQ/International Value PLUS

•	EQ/JPMorgan Value Opportunities

•	EQ/Large Cap Core PLUS

•	EQ/Large Cap Growth Index

•	EQ/Large Cap Growth PLUS

•	EQ/Large Cap Value Index

•	EQ/Large Cap Value PLUS

•	EQ/Lord Abbett Large Cap Core

•	EQ/MFS International Growth

•	EQ/Mid Cap Index

•	EQ/Mid Cap Value PLUS

•	EQ/Money Market

•	EQ/Montag & Caldwell Growth

•	EQ/Morgan Stanley Mid Cap Growth

•	EQ/PIMCO Ultra Short Bond

•	EQ/Quality Bond PLUS

•	EQ/Small Company Index

•	EQ/T. Rowe Price Growth Stock

•	EQ/UBS Growth and Income

•	EQ/Van Kampen Comstock

•	EQ/Wells Fargo Omega Growth

•	FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS – Underlying Funds:

•	Contrafund® Portfolio

•	Growth and Income Portfolio

•	VIP Mid Cap Portfolio

•	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS – Underlying Funds:

•	Mutual Shares Securities

•	Franklin Rising Dividends Securities

•	Franklin Small Cap Value Securities

•	Franklin Strategic Income Securities

•	Templeton Developing Markets Securities

•	Templeton Global Bond Securities

•	Templeton Growth Securities

•	GOLDMAN SACHS VARIABLE INSURANCE TRUST – Service Shares Underlying Funds:

•	Goldman Sachs VIT Mid Cap Value

•	IVY FUNDS VARIABLE INSURANCE PORTFOLIOS – Underlying Funds:

•	Ivy Funds VIP Energy

•	Ivy Funds Mid Cap Growth

•	Ivy Funds VIP Small Cap Growth

•	JANUS ASPEN SERIES – Underlying Funds:

•	Janus Aspen Series Balanced

•	Janus Aspen Series Enterprise

•	Janus Aspen Series Forty

•	Janus Aspen Series Overseas

•	Janus Aspen Series Perkins Mid Cap Value

•	Janus Aspen Series Worldwide

•	LAZARD RETIREMENT SERIES, INC. – Service Shares Underlying Funds:

•	Lazard Retirement Emerging Markets Equity Portfolio

•	MFS VARIABLE INSURANCE TRUST – Underlying Funds:

•	MFS Investors Growth Stock Series

•	MFS Investors Trust Series

•	MFS International Value

•	MFS Utilities Series

•	OPPENHEIMER VARIABLE ACCOUNT FUNDS – Underlying Funds:

•	Oppenheimer Global Securities Fund/VA

•	PIMCO VARIABLE INSURANCE TRUST – Administrative Class Underlying Funds:

•	Global Bond Portfolio (Unhedged)

•	PIMCO VARIABLE INSURANCE TRUST – Advisor Class Underlying Funds:

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Real Return

•	PIMCO VIT Total Return

•	T. ROWE PRICE EQUITY SERIES, INC. – Service Class Underlying Funds:

•	T. Rowe Price Equity Income II

•	VAN ECK WORLDWIDE INSURANCE TRUST – Underlying Funds:

•	Van Eck VIP Global Bond

•	Van Eck VIP Emerging Markets

•	Van Eck VIP Global Hard Assets

Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY America understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/S/ Dodie Kent
Dodie Kent